Note 14 - Stock-based Awards (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			1,793,837	399,189
Stock unit awards granted			775,000
Expired			(272,196)	(68,745)
Stock Issued During Period, Value, Share-based Compensation, Gross			$ 890,966	$ 194,910
Allocated Share-based Compensation Expense			351,500
Stock based compensation	$ 15,000	$ 351,967	$ 539,467	$ 125,909
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 11 months 12 days		4 years 5 months 16 days